Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
March 31, 2025
VF-2035-NPRT1-0525
1.903282.115
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,781,587	16,497,494
Fidelity International Bond Index Fund (a)	482,532	4,477,893
Fidelity Long-Term Treasury Bond Index Fund (a)	3,224,463	30,696,887
VIP High Income Portfolio - Initial Class (a)	957,487	4,538,487
VIP Investment Grade Bond II Portfolio - Initial Class (a)	5,688,050	53,865,837
TOTAL BOND FUNDS (Cost $113,459,479)		110,076,598

Domestic Equity Funds - 38.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	474,397	25,199,962
VIP Equity-Income Portfolio - Initial Class (a)	754,823	20,568,922
VIP Growth & Income Portfolio - Initial Class (a)	932,223	28,171,771
VIP Growth Portfolio - Initial Class (a)	474,393	41,689,686
VIP Mid Cap Portfolio - Initial Class (a)	192,293	6,434,124
VIP Value Portfolio - Initial Class (a)	807,012	14,316,388
VIP Value Strategies Portfolio - Initial Class (a)	505,346	7,090,006
TOTAL DOMESTIC EQUITY FUNDS (Cost $121,520,371)		143,470,859

International Equity Funds - 32.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,213,533	39,333,648
VIP Overseas Portfolio - Initial Class (a)	3,076,995	82,494,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,469,949)		121,827,875

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $1)	4.32	1	1

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $341,449,800)	375,375,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,212)
NET ASSETS - 100.0%	375,331,121

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	473,740	473,739	150	-	-	1	1	0.0%
Total	-	473,740	473,739	150	-	-	1

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	15,312,116	1,624,409	1,090,108	-	6,707	644,370	16,497,494	1,781,587
Fidelity International Bond Index Fund	10,954,552	827,401	7,336,445	-	(144,942)	177,327	4,477,893	482,532
Fidelity Long-Term Treasury Bond Index Fund	29,166,729	3,647,437	3,283,968	284,601	(45,875)	1,212,564	30,696,887	3,224,463
VIP Contrafund Portfolio Initial Class	25,562,817	4,099,798	2,312,405	782,921	(68,875)	(2,081,373)	25,199,962	474,397
VIP Emerging Markets Portfolio Initial Class	41,828,206	2,677,581	7,820,805	-	231,810	2,416,856	39,333,648	3,213,533
VIP Equity-Income Portfolio Initial Class	20,857,239	1,614,284	2,437,722	154,702	(32,155)	567,276	20,568,922	754,823
VIP Growth & Income Portfolio Initial Class	28,607,468	2,573,387	2,739,322	277,237	(23,558)	(246,204)	28,171,771	932,223
VIP Growth Portfolio Initial Class	42,365,298	6,533,330	3,166,079	488,296	(134,146)	(3,908,717)	41,689,686	474,393
VIP High Income Portfolio Initial Class	4,528,679	387,453	396,776	8,620	19	19,112	4,538,487	957,487
VIP Investment Grade Bond II Portfolio - Initial Class	45,327,408	11,244,161	4,118,171	11,284	(19,456)	1,431,895	53,865,837	5,688,050
VIP Mid Cap Portfolio Initial Class	6,566,603	1,227,597	636,375	290,765	(25,767)	(697,934)	6,434,124	192,293
VIP Overseas Portfolio Initial Class	79,977,130	6,485,790	8,148,172	898,277	(127,232)	4,306,711	82,494,227	3,076,995
VIP Value Portfolio Initial Class	14,656,408	1,934,617	1,315,819	547,724	(44,812)	(914,006)	14,316,388	807,012
VIP Value Strategies Portfolio Initial Class	7,280,062	1,083,662	574,661	129,980	(31,324)	(667,733)	7,090,006	505,346
	372,990,715	45,960,907	45,376,828	3,874,407	(459,606)	2,260,144	375,375,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.